Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000120647_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000120647_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000120647_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000019194_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000019194_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000019194_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000130146_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000130146_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000130146_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000059102_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000059102_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000059102_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000059103_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000059103_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000059103_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000059101_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000059101_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000059101_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000059099_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000059099_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000059099_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000019191_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000019191_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000019191_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.06%
C000064239_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000064239_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000064239_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.06%
C000019193_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000019193_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000019193_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000064240_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000064240_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000064240_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000120647_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%
C000120647_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.07%
C000120647_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.71%
C000019194_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%
C000019194_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.27%
C000019194_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.68%
C000019194_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000019194_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000019194_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%
C000130146_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.55%
C000130146_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.39%
C000130146_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.82%
C000130146_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000130146_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000130146_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%
C000059102_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%
C000059102_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.83%
C000059102_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.65%
C000059102_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%
C000059102_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.65%
C000059102_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.06%
C000059102_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000059102_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000059102_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%
C000059103_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.42%
C000059103_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.26%
C000059103_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.67%
C000059103_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000059103_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000059103_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%
C000059101_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%
C000059101_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.05%
C000059101_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.65%
C000059101_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%
C000059101_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.05%
C000059101_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.65%
C000059101_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000059101_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000059101_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%
C000059099_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%
C000059099_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.57%
C000059099_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.67%
C000059099_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.09%
C000059099_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.94%
C000059099_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.35%
C000059099_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000059099_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%
C000059099_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%
C000019191_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%
C000019191_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.55%
C000019191_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			19.10%
C000019191_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.24%
C000019191_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000019191_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.13%
C000064239_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.01%
C000064239_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.65%
C000064239_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			19.22%
C000064239_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.24%
C000064239_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000064239_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.13%
C000019193_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.33%
C000019193_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.65%
C000019193_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.34%
C000064240_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%
C000064240_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%
C000064240_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.44%